Offerings - Offering: 1	Sep. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	77,876,755
Maximum Aggregate Offering Price	$ 962,042,554.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 147,288.72
Rule 457(f)	true
Amount of Securities Received | shares	15,121,700
Value of Securities Received, Per Share	63.62
Value of Securities Received	$ 962,042,554.00
Fee Note MAOP	$ 962,042,554.00
Offering Note	(1) Represents the maximum number of shares of MasterBrand, Inc. ("MasterBrand") common stock, par value $0.01 per share (the "MasterBrand Common Stock") estimated to be issuable by the registrant upon the completion of the proposed merger of Maple Merger Sub, Inc. ("Merger Sub") with and into American Woodmark Corporation ("American Woodmark"), with American Woodmark surviving as a wholly-owned subsidiary of MasterBrand (the "Merger") pursuant to the Agreement and Plan of Merger, dated as of August 5, 2025 (the "Merger Agreement"), by and among Masterbrand, Merger Sub, and American Woodmark. This number is based on the product obtained by multiplying (a) 5.150, the exchange ratio in the Merger Agreement and (b) 15,121,700 shares of American Woodmark common stock, no par value ("American Woodmark Common Stock"), which is the sum of (i) 14,568,987 shares of American Woodmark Common Stock outstanding as of September 3, 2025, (ii) 61,560 shares of American Woodmark Common Stock potentially issuable pursuant to American Woodmark stock options to be assumed in the Merger, (iii) 167,798 shares of American Woodmark Common Stock potentially issuable pursuant to American Woodmark restricted stock units to be assumed in the Merger, and (iv) 323,355 shares of American Woodmark Common Stock potentially issuable pursuant to American Woodmark performance-based restricted stock units to be assumed in the Merger. In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any securities that may from time to time be offered or issued resulting from forward or reverse stock splits, stock dividends or similar transactions. (2) Estimated solely for purposes of calculating the registration fee required by Section 6(b) of the Securities Act and calculated in accordance with Rules 457(c) and 457(f)(1) promulgated under the Securities Act based upon the market value of shares of American Woodmark Common Stock that may be canceled and exchanged in the Merger (as set forth in the preceding footnote) in accordance with Rule 457(c) under the Securities Act as follows: the product of (a) $63.62, the average of the high and low prices of American Woodmark Common Stock as reported on the NASDAQ Global Select Market on September 3, 2025, and (b) 15,121,700, which represents the estimated maximum number of shares of American Woodmark Common Stock that may be exchanged for the shares of MasterBrand Common Stock in the Merger, as described above. (3) Computed in accordance with Rule 457(f) under the Securities Act to be $147,288.72, which is equal to 0.0001531 multiplied by the proposed maximum aggregate offering price of $962,042,554.